Submission	Jun. 10, 2025
Submission [Line Items]
Central Index Key	0000106640
Registrant Name	WHIRLPOOL CORP /DE/
Registration File Number	333-276169
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES